Loss per share	6 Months Ended
Jun. 30, 2024
Loss per share
Loss per share

12.Loss per share

The following table sets forth basic and diluted net loss per common share computational data (in thousands, except per share data):

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
			$’000	$’000

Loss attributable to equity holders ($’000)*	(124,314)	(1,270,326)	(1,681,564)	(1,262,551)
Less: allocation of loss to non‑controlling interest ($’000)	(3,245)	(3,554)	(7,167)	(6,360)
Loss attributable to IHS common shareholders ($’000)*	(121,069)	(1,266,772)	(1,674,397)	(1,256,191)

Basic weighted average shares outstanding (‘000)	333,065	334,108	332,846	333,053
Potentially dilutive securities (‘000)	765	1,583	893	2,538
Potentially dilutive weighted average common shares outstanding (‘000)	333,830	335,691	333,739	335,591

Loss per share:
Basic loss per share ($)*	(0.36)	(3.79)	(5.03)	(3.77)
Diluted loss per share ($)*	(0.36)	(3.79)	(5.03)	(3.77)

*Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).

Potentially dilutive securities include share-based compensation options, but for the three and six months ended June 30, 2024, and the three and six months ended June 30, 2023, these securities were anti-dilutive and thus do not impact diluted loss per share.